Fees Summary	Jan. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,556,000
Previously Paid Amount	0.00
Total Fee Amount	491.08
Total Offset Amount	0.00
Net Fee	491.08
Narrative - Max Aggregate Offering Price	$ 3,556,000
Final Prospectus	true